Restricted Share Units (RSUs) Awarded to Certain Key Executives (Detail) (Restricted Stock Units (RSUs), USD $)	6 Months Ended
	Jun. 30, 2012 Year
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares
Outstanding at beginning of period	365,000	[1]
Granted	237,000
Exercised
Forfeited	(50,000)
Outstanding at ending of period	552,000	[1]
Exercisable at end of period
Weighted Average Fair Value
Outstanding at beginning of period	$ 19.46	[1]
Granted	$ 20.79
Exercised
Forfeited	$ 22.11
Outstanding at end of period	$ 19.98	[1]
Exercisable at end of period
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life	2 years 4 months 13 days
Exercisable Weighted Average Remaining Contractual Life

[1]	includes 100,000 RSU's awarded to Mr. Peter Gray which will not vest.